Exhibit 1

Rosslyn Portfolio Trust 2017-ROSS

Commercial Mortgage Pass-Through Certificates, Series 2017-ROSS

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs & Co. LLC

Magma Finco 16, LLC

12 June 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Magma Finco 16, LLC 345 Park Avenue New York, New York 10154

Re:	Rosslyn Portfolio Trust 2017-ROSS

Commercial Mortgage Pass-Through Certificates, Series 2017-ROSS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Rosslyn Portfolio Trust 2017-ROSS securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 June 2017

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Rosslyn Portfolio Trust 2017-ROSS (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two promissory notes (the “Mortgage Loan Notes”) issued by five Delaware limited liability companies (collectively, the “Borrowers”), evidencing a loan with floating-rate components (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrowers’ fee simple interests in three Class A office buildings and four Class B office buildings in the Rosslyn submarket of Arlington County, Virginia (each a “Property” and collectively, the “Properties”),
d.	The Mortgage Loan has a related floating rate senior mezzanine loan (the “Senior Mezzanine Loan”) and a related floating rate junior mezzanine loan (the “Junior Mezzanine Loan,” together with the Senior Mezzanine Loan, the “Mezzanine Loans”) which will not be assets of the Issuing Entity,
e.	The borrower of the Junior Mezzanine Loan also issued one additional promissory note (the “Future Advance Note”), which will evidence the amount of future advances (“Future Advances”) that may be made by the future advance lender up to the maximum principal amount stated in the Future Advance Note and
f.	The Future Advances, if and when made, will be pari passu in right of payment with the Junior Mezzanine Loan and will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loans, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 13 June 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loans, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date,
c.	Mezzanine Debt Maturity Date A,
d.	Mezzanine Debt Maturity Date B and
e.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	For the Mortgage Loan and Mezzanine Loans, the loan agreement, draft amended and restated senior mezzanine loan agreement and draft amended and restated junior mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.)” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the fully extended amortization term of the Mortgage Loan and Mezzanine Loans (the “Fully Extended Amortization Term”),
d.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loans (the “Remaining Amortization Term (Mos.)”),
e.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),
f.	Use the “Mezzanine Debt Original Amount A” of the Senior Mezzanine Loan, as shown on the Final Data File, as:
i.	The principal balance of the Senior Mezzanine Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance A”) and
ii.	The principal balance of the Senior Mezzanine Loan as of the ”Mezzanine Debt Maturity Date A” of the Senior Mezzanine Loan (the “Mezzanine Debt Maturity Balance A”) and
g.	Use the “Mezzanine Debt Original Amount B” of the Junior Mezzanine Loan, as shown on the Final Data File, as the principal balance of the Junior Mezzanine Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance B”) and
h.	Use the sum of:
i.	The “Mezzanine Debt Original Amount B” of the Junior Mezzanine Loan, as shown on the Final Data File, and
ii.	The “Mezzanine Debt Future Funding Amount B” of the Junior Mezzanine Loan, as shown on the Final Data File,

as the principal balance of the Junior Mezzanine Loan as of the “Mezzanine Debt Maturity Date B” of the Junior Mezzanine Loan (the “Mezzanine Debt Maturity Balance B”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

7.	Using the:
a.	Mezzanine Debt Original Amount A,
b.	Mezzanine Debt Original Amount B,
c.	Allocated Mezzanine A Balance ($),
d.	Allocated Mezzanine B Balance ($),
e.	Mezzanine Debt Cut-Off Date Balance A,
f.	Mezzanine Debt Cut-Off Date Balance B,
g.	Mezzanine Debt Maturity Balance A,
h.	Mezzanine Debt Maturity Balance B,
i.	Mezzanine Gross Margin A and
j.	Mezzanine Gross Margin B

of the Senior Mezzanine Loan, Junior Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Mezzanine Debt Original Balance,
ii.	Total Allocated Mezzanine Balance ($),
iii.	Total Mezzanine Debt Cut-Off Date Balance,
iv.	Total Mezzanine Debt Maturity Balance and
v.	Total Mezzanine Margin

of the Mezzanine Loans and, with respect to item ii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance ($),
b.	Total Mezzanine Debt Original Balance,
c.	Allocated Loan Amount ($),
d.	Total Allocated Mezzanine Balance ($),
e.	Cut-off Date Balance ($),
f.	Total Mezzanine Debt Cut-Off Date Balance,
g.	Balloon Balance ($),
h.	Total Mezzanine Debt Maturity Balance,
i.	Margin and
j.	Total Mezzanine Margin

of the Mortgage Loan, Mezzanine Loans and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Allocated Balance ($),
iii.	Total Loan Cut-Off Date Balance,
iv.	Total Loan Maturity Balance and
v.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan and, with respect to item ii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

9.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Margin,
b.	Mezzanine Gross Margin A,
c.	Mezzanine Gross Margin B,
d.	Total Debt Margin,
e.	LIBOR Floor and
f.	LIBOR Rounding Methodology

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.0000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate (%),
ii.	Mezzanine Debt Interest Rate A,
iii.	Mezzanine Debt Interest Rate B and
iv.	Total Loan Interest Rate

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Margin and
b.	LIBOR Strike Cap

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

12.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Trust Interest Rate (At LIBOR Cap) and
d.	Interest Accrual Method

of the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 12., we recalculated the:

i.	Trust Monthly Payment,
ii.	Trust Annual Debt Service and
iii.	Trust Annual Debt Service at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap” of the Mortgage Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 7 of 9

13.	Using the:
a.	Mezzanine Debt Original Amount A,
b.	Mezzanine Debt Interest Rate A,
c.	Mezzanine Debt Original Amount B,
d.	Mezzanine Debt Interest Rate B and
e.	Interest Accrual Method

of the Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 13., we recalculated the:

i.	Mezzanine Debt Annual Payment A and
ii.	Mezzanine Debt Annual Payment B

of the Senior Mezzanine Loan and Junior Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment A” of the Senior Mezzanine Loan as the product of:

a.	The “Mezzanine Debt Original Amount A,” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate A,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment B” of the Junior Mezzanine Loan as the product of:

a.	The “Mezzanine Debt Original Amount B,” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate B,” as shown on the Final Data File, and
c.	365/360.

14.	Using the:
a.	Mezzanine Debt Annual Payment A and
b.	Mezzanine Debt Annual Payment B

of the Senior Mezzanine Loan and Junior Mezzanine Loan, respectively, both as shown on the Final Data File, we recalculated the “Total Mezzanine Annual Payment” of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Trust Annual Debt Service and
b.	Total Mezzanine Annual Payment

of the Mortgage Loan and Mezzanine Loans, respectively, both as shown on the Final Data File, we recalculated the “Total Loan Annual Payment” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

16.	Using the:
a.	Trust Annual Debt Service,
b.	Trust Annual Debt Service at LIBOR Cap,
c.	Total Loan Annual Payment,
d.	Underwritten Net Operating Income ($),
e.	Underwritten Net Cash Flow ($),
f.	As-Stabilized Underwritten Net Operating Income ($),
g.	As-Stabilized Underwritten Net Cash Flow ($),
h.	Allocated Loan Amount ($),
i.	Cut-off Date Balance ($),
j.	Total Loan Cut-Off Date Balance,
k.	Appraised Value ($) and
l.	Total Sq Ft

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Underwritten NOI Debt Yield,
iv.	Underwritten NCF Debt Yield,
v.	As-Stabilized Underwritten NOI DSCR (x),
vi.	As-Stabilized Underwritten NCF DSCR (x),
vii.	As-Stabilized Underwritten NOI Debt Yield,
viii.	As-Stabilized Underwritten NCF Debt Yield,
ix.	Total Debt Loan NOI Debt Yield,
x.	Total Debt Loan NCF Debt Yield,
xi.	Total Loan NOI DSCR,
xii.	Total Loan NCF DSCR,
xiii.	Trust NCF DSCR at LIBOR Cap,
xiv.	% of Initial Pool Balance,
xv.	Trust Loan Cut-off Date LTV Ratio (%),
xvi.	Total Loan LTV and
xvii.	Loan Per Unit ($)

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and, with respect to item xiv. above, of each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

16. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “As-Stabilized Underwritten NOI DSCR (x),” “As-Stabilized Underwritten NCF DSCR (x),” “Total Loan NOI DSCR,” “Total Loan NCF DSCR,” “Trust NCF DSCR at LIBOR Cap” and “Loan per Unit ($)” to two decimal places and
b.	Round the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “As-Stabilized Underwritten NOI Debt Yield,” “As-Stabilized Underwritten NCF Debt Yield,” “Total Debt Loan NOI Debt Yield,” “Total Debt Loan NCF Debt Yield,” “% of Initial Pool Balance,” “Trust Loan Cut-off Date LTV Ratio (%)” and “Total Loan LTV” to the nearest 1/10th of one percent.

17.	Using the:
a.	Balloon Balance ($),
b.	Total Loan Maturity Balance and
c.	As-Stabilized Appraised Value ($)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan LTV Ratio at Maturity (%) and
ii.	Total Loan Maturity Date LTV

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Mortgage Loan LTV Ratio at Maturity (%)” and “Total Loan Maturity Date LTV” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Draft Amended and Restated Loan Agreement (see Note 1)	June 11, 2017

Draft Amended and Restated Senior Mezzanine Loan Agreement (see Note 2)	June [ ], 2017

Draft Amended and Restated Junior Mezzanine Loan Agreement (see Note 2)	June [ ], 2017

Closing Statement	11 May 2017

Interest Rate Cap Agreement	11 May 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Deposit Account Control Agreement	11 May 2017

Draft Amended and Restated Cash Management Agreement (see Note 3)	June 9, 2017

Guaranty Agreement	11 May 2017

Environmental Indemnity Agreement	11 May 2017

Non-Consolidation Opinion	11 May 2017

Letter of Credit	9 June 2017

Monthly Tax Funding (RE Tax Initial Funding Calculation - 2017-05-10)	10 May 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Phase I Environmental Reports	1 May 2017

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Underwriter’s Summary Report	10 June 2017

Underwritten Rent Roll	1 May 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policies	Not Dated

Insurance Review Documents	10 May 2017

Property Management Agreements	15 May 2007

Trepp Screenshots for Prior Securitization	Not Dated

Tenant Lease Agreements	Various

Tenant Lease Agreement Estoppels	Various

Tenant Lease Agreement Abstracts	Various

Confidential Financing Memorandum	February 2017

Notes:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft amended and restated loan agreement Source Document provided by the Depositor on 12 June 2017 as fully executed, which is referred to as the “Loan Agreement.”

2.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft amended and restated senior mezzanine loan agreement and draft amended and restated junior mezzanine loan agreement Source Documents provided by the Depositor on 12 June 2017 as fully executed. The draft senior mezzanine loan agreement and draft junior mezzanine loan agreement Source Documents are referred to collectively as the “Mezzanine Loan Agreement.”

3.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft amended and restated cash management Source Document provided by the Depositor on 12 June 2017 as fully executed, which is referred to as the “Cash Management Agreement.”

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Unit Description	Underwritten Rent Roll
Total Sq Ft	Underwritten Rent Roll
Year Built	Confidential Financing Memorandum
Year Renovated	Confidential Financing Memorandum
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 8

Major Tenant Information: (see Note 2)

Characteristic	Source Document

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document

2014 EGI Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 EGI Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 EGI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
Most Recent Date (if past 2016)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2016) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
As-Stabilized Underwritten EGI ($)	Underwriter’s Summary Report
As-Stabilized Underwritten Expenses ($)	Underwriter’s Summary Report
As-Stabilized Underwritten Net Operating Income ($)	Underwriter’s Summary Report
As-Stabilized Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
As-Stabilized Underwritten Other Reserve	Underwriter’s Summary Report
As-Stabilized Underwritten TI / LC ($)	Underwriter’s Summary Report
As-Stabilized Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Monthly Tax Funding (RE Tax Initial Funding Calculation - 2017-05-10)
Ongoing Insurance Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement and Closing Statement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement

Exhibit 2 to Attachment A Page 4 of 8

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Original Balance ($)	Loan Agreement
Allocated Loan Amount ($)	Loan Agreement
Margin	Loan Agreement
LIBOR Floor (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Index (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Float Rate Change Frequency (Mos) (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Strike Cap	Interest Rate Cap Agreement
LIBOR Cap After Extension	Interest Rate Cap Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Counterparty	Interest Rate Cap Agreement
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Amortization Type (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Extension Options (num/mos) (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Extension Spread Increase Description (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
First Extension Fee (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Second Extension Fee (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Third Extension Fee (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Exit Fee	Loan Agreement
Due Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Grace Period-Late Fee (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Grace Period-Default (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Terrorism Insurance Required	Loan Agreement
First Due Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Last IO Due Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
First P&I Due Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 5)	Loan Agreement
Cash Management (see Note 6)	Loan Agreement
Cash Management Triggers	Loan Agreement
DSCR at Trigger Level	Loan Agreement
Prepayment Provision	Loan Agreement
Lockout Period	Loan Agreement
Prepayment Begin Date (see Note 7)	Loan Agreement
Prepayment End Date (see Note 8)	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date (see Note 9)	Loan Agreement
Open Period (Payments) (see Note 10)	Loan Agreement
Prepayment Type	Loan Agreement
Partially Prepayable without Penalty	Loan Agreement
Partially Prepayable without Penalty Description	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Condominium Present?	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Mezzanine Debt Original Amount A	Draft Amended and Restated Senior Mezzanine Loan Agreement
Allocated Mezzanine A Balance ($)	Draft Amended and Restated Senior Mezzanine Loan Agreement
Name of Mezzanine Lender A	Draft Amended and Restated Senior Mezzanine Loan Agreement
Mezzanine Debt Maturity Date A	Draft Amended and Restated Senior Mezzanine Loan Agreement
Mezzanine Gross Margin A	Draft Amended and Restated Senior Mezzanine Loan Agreement
Mezzanine Debt Original Amount B (see Note 11)	Draft Amended and Restated Junior Mezzanine Loan Agreement
Allocated Mezzanine B Balance ($)	Draft Amended and Restated Junior Mezzanine Loan Agreement
Name of Mezzanine Lender B	Draft Amended and Restated Junior Mezzanine Loan Agreement
Mezzanine Debt Maturity Date B	Draft Amended and Restated Junior Mezzanine Loan Agreement
Mezzanine Gross Margin B (see Note 11)	Draft Amended and Restated Junior Mezzanine Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Future Debt Allowed?	Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Property Management Agreement
Prior Securitizations	Trepp Screenshots for Prior Securitization
Letter of Credit?	Letter of Credit
Letter of Credit Balance	Letter of Credit
Letter of Credit Description	Letter of Credit

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant at a Property, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

4.	For the:
a.	LIBOR Floor,
b.	Mortgage Loan Index,
c.	Float Rate Change Frequence (Mos),
d.	LIBOR Rounding Methodology,
e.	LIBOR Lookback Days,
f.	Amortization Type,
g.	Interest Accrual Method,
h.	Interest Accrual Period,
i.	Maturity Date,
j.	Extension Options (Yes/No),
k.	Extension Options (num/mos),
l.	Fully Extended Maturity Date,
m.	Extension Spread Increase Description,
n.	First Extension Fee,
o.	Second Extension Fee,
p.	Third Extension Fee,
q.	Due Date,
r.	Grace Period-Late Fee,
s.	Grace Period-Default,
t.	First Due Date,
u.	Last IO Due Date and
v.	First P&I Due Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through v. above.

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrowers to direct the tenants to pay rents directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the Borrowers, but instead are forwarded to a cash management account maintained by the Borrowers for the benefit of the lender and such funds are disbursed according to the applicable Source Documents, with any excess remitted to the Borrowers (unless an event of default or one or more specified trigger events under the applicable Source Documents have occurred and are outstanding), generally on a daily basis.

7.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

8.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

9.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

10.	For the purpose of comparing the “Open Period (Payments)” characteristic, the Depositor instructed us to use the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document

11.	The Depositor informed us that as of the Reference Date, the outstanding principal balance of the Future Advance Note is $0. For the avoidance of doubt, the “Mezzanine Debt Original Amount B” characteristic, “Mezzanine Gross Margin B” characteristic and all references and recalculations related to the Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan that are described in this report do not include the Future Advances, unless otherwise stated.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan / Property Flag
Number of Properties
Administrative Fee Rate (%)
Ground Lease Y/N
Ground Lease Expiration Date
Annual Ground Lease Payment ($)
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Cross-Collateralized (Y/N)
Crossed Group
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required
Related Group
Origination Date
B Note Original Amount
B Note Cut-Off Date Balance
B Note Balloon Balance
B Note Margin
B Note Interest Rate B Note Annual Payment
Whole Loan Original Balance Whole Loan Cut-Off Date Balance Whole Loan Balloon Balance Whole Loan Interest Rate Whole Loan Margin
Whole Loan Annual Payment
Whole Loan Monthly Debt Service
Whole Loan LTV
Maturity Whole Loan LTV
Whole Loan NOI DSCR
Whole Loan NCF DSCR

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Whole Loan NOI Debt Yield
Whole Loan NCF Debt Yield
Whole Loan NOI DSCR at LIBOR Cap
Whole Loan NCF DSCR at LIBOR Cap
Mezzanine Debt Future Funding Amount B Name of Mezzanine Lender C
Mezzanine Debt Original Amount C
Mezzanine Debt Cut-Off Date Balance C
Mezzanine Debt Interest Rate C
Mezzanine Gross Margin C
Mezzanine Debt Maturity Date C
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Pari Passu Split (Y/N)
Other Subordinate Debt Balance
Other Subordinate Debt Type Lockout Expiration Date
Sponsor

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.